EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 2,751	$ 4,880
Non-current assets	18,431	22,496
Total assets	21,182	27,376
Current liabilities	4,828	5,985
Non-current liabilities	11,594	17,320
Total liabilities	16,422	23,305
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	417	446
Non-current assets	629	688
Total assets	1,046	1,134
Current liabilities	339	392
Non-current liabilities	282	194
Total liabilities	621	586
Total net assets	$ 425	$ 548